Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Beginning balance (in shares)	23,827,946
Granted (in shares)	9,393,407
Exercised (in share)	1,946,023
Canceled (in shares)	3,917,532
Ending balance (in shares)	27,357,798	23,827,946
Exercisable (in shares)	15,617,002
Weighted average exercise price
Beginning balance (in EUR per share)	€ 2.64
Granted (in EUR per share)	0.20
Exercised (in EUR per share)	0.06
Canceled (in EUR per share)	1.13
Ending balance, Weighted average exercise price (in EUR per share)	2.30	€ 2.64
Exercisable (in EUR per share)	€ 3.57
Remaining contractual life and Aggregate intrinsic value
Outstanding, remaining contractual life (in years)	10 years	11 years
Exercisable, remaining contractual life (in years)	13 years
Beginning balance, aggregate intrinsic value	€ 30,237
Ending balance, aggregate intrinsic value	23,179	€ 30,237
Exercisable, aggregate intrinsic value	11,200
Exercised, aggregate intrinsic value	€ 3,100	€ 10,800	€ 2,200